Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Profit before tax of continuing operations	€ 3,202	€ 1,980	€ 3,159
Theoretical income tax	(1,102)	(682)	(1,200)
Exceptional surtax	(78)
Impairment of goodwill	(7)	(266)
Impairment of BT shares	(156)	(256)
Share of profits (losses) of associates and joint ventures	2	(16)	(15)
Adjustment of prior-year taxes	37	23	75
Reassessment of deferred tax assets	(26)	(91)	44
Difference in tax rates	108	119	178
Change in applicable tax rates	(54)	43	87
Other reconciling items	188	156	182
Total Income tax	€ (1,088)	€ (970)	€ (649)
Effective tax rate (as a percent)	33.97%	49.00%	20.54%